Other Income - Net - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (6,295)		$ (4,946)		$ (5,885)
Sale of fixed assets	(5,365)		(7,001)		(2,062)
Cancellation of non-eligible liabilities and provisions	(24,948)		(17,784)
Other income	(27,724)		(36,515)		(23,265)
Total other income	(64,332)		(66,246)		(31,212)
Repair of damage from natural disasters	18,262		3,105		9,346
Cost of retirement and disposal of fixed assets	5,339		21,382
Other expenses	24,855		15,331		13,634
Total other expenses	48,456	$ 168,687	39,818	$ 116,663	22,980	$ 80,007
Other expense (income) – Net	$ (15,876)		$ (26,428)		$ (8,232)